SUPPLEMENT DATED June 14, 2024
TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES,
EACH DATED April 29, 2024

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
Fixed and Variable Deferred Annuity Contracts
Portfolio Director®
Series 1.00 to 12.00
Series 1.20 to 13.20
Series 1.40 to 12.40
Series 1.60 to 12.60
Series 1.80 to 12.80

This supplement updates certain information in the above referenced prospectuses, updating summary prospectuses, and if applicable, initial summary prospectuses (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
In the “Fee Tables” section in the prospectus, footnote 7 under “Annual Fund Expenses” is revised to “The Fund with the lowest total annual fund operating expenses is the Vanguard Long-Term Treasury Fund.”
In the “Additional Information About Fees” section in the initial summary prospectus, footnote 4 under “Annual Fund Expenses” is revised to “The Fund with the lowest total annual fund operating expenses is the Vanguard Long-Term Treasury Fund.”

The following table replaces the similar table in its entirety in Appendix A:
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2023)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.09%	None	1.09%	31.01%	15.58%	12.22%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.68%	None	0.68%	44.81%	12.46%	11.81%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.80%	None	0.80%	41.16%	16.74%	12.26%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.56%	9.97%	8.15%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)	0.65%	None	0.65%	46.94%	16.27%	12.40%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.75%	None	0.75%	23.93%	16.70%	12.73%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.44%	None	0.44%	54.49%	22.00%	17.26%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.25%	None	0.25%	25.80%	15.32%	11.67%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	24.03%	15.42%	11.47%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.49%	None	0.49%	11.19%	10.31%	7.52%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	21.70%	14.36%	11.20%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.34%	0.25%	0.59%	20.98%	14.87%	10.05%
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.13%	None	1.13%	10.62%	10.28%	6.32%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.77%	None	0.77%	22.41%	15.16%	10.39%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.82%	None	0.82%	16.98%	13.01%	7.97%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	15.94%	12.21%	8.92%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2023)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	0.99%	None	0.99%	15.81%	10.95%	7.54%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.	0.91%	None	0.91%	14.28%	10.05%	8.78%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.40%	None	0.40%	16.35%	9.57%	6.88%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	0.89%	None	0.89%	19.14%	11.68%	8.30%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	12.79%	9.98%	6.23%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.71%	None	0.71%	15.60%	3.53%	2.38%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.61%	None	0.61%	18.35%	8.68%	6.96%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.96%	None	0.96%	12.11%	3.30%	1.89%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.43%	None	0.43%	17.25%	7.70%	3.95%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM and Morgan Stanley Investment Management Co.	0.88%	None	0.88%	17.66%	9.54%	5.62%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	14.28%	6.22%	4.75%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.79%	None	0.79%	14.38%	5.91%	1.64%
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.88%	None	0.88%	10.01%	3.15%	3.66%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	-3.13%	7.08%	0.24%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya, and Wellington Management	0.93%	None	0.93%	55.79%	18.42%	15.69%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2023)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	17.04%	9.69%	6.61%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.69%	None	0.69%	18.34%	8.27%	5.61%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.64%	None	0.64%	11.24%	5.86%	4.15%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.81%	None	0.81%	13.32%	6.93%	5.02%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	14.09%	8.46%	5.91%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	12.71%	6.74%	5.28%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	13.17%	7.38%	5.78%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	14.33%	8.17%	6.33%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.82%	None	0.82%	16.02%	8.98%	6.85%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.83%	9.77%	7.31%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	19.27%	10.41%	7.69%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	20.17%	10.90%	7.94%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	20.49%	10.98%	7.98%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	20.48%	10.93%	7.95%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	20.44%	10.93%	7.72%*
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	12.48%	5.52%	4.77%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	18.55%	9.83%	7.36%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	15.49%	7.68%	6.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.26%	0.25%	0.50%	14.33%	9.58%	7.88%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2023)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.50%	None	0.50%	6.51%	1.70%	1.96%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.05%	1.82%	1.19%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.67%	None	0.67%	4.21%	0.53%	1.27%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	13.14%	5.28%	4.22%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.55%	None	0.55%	4.09%	3.05%	2.13%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.76%	None	0.76%	5.98%	0.04%	0.65%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	9.27%	1.96%	3.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	3.31%	-1.32%	2.21%
The following table replaces the similar table in its entirety in Appendix C:
Prospectus	Provision Availability or Variation	Issue State
Free Look	Free Look period is 20 days or 30 days if this is a replacement. The Free Look amount is the return of all purchase payments allocated to the contract.	Alaska
Free Look	If you are age 65 or older on the Contract issue date, the Free Look period is 30 days.	Arizona
Free Look
If you are age 60 or older on the Contract issue date, the Free Look period is 30 days. If you invest in the
Fixed Account, the Free Look amount is calculated as the Purchase Payments paid. If you invest in
Variable Account Options, the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your Contract plus any fees paid on the day we received your request in good order at the Annuity Service Center.
California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your Contract plus fees and charges on the day we receive your request in good order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your Contract plus fees and charges on the day we received your request in good order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look
The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your Contract on the day we receive your request in good order at the Annuity Service
Center.
Arkansas
Free Look
The Free Look period is 20 days. The Free Look amount is the purchase payments made to the fixed interest options and the accumulation value of the variable options on the day the contract is returned.
The Free Look period is 60 days for a replacement.
New York
DCA Program	If the DCA Program is elected in Alaska, the Multi-Year Option is not available.	Alaska
DCA Program	If the DCA Program is elected in Oregon, the minimum required amount is $5,000.	Oregon
Death Benefit	Standard Death Benefit is paid on or after age 70	New York

Prospectus	Provision Availability or Variation	Issue State
Death Benefit
For Contracts issued on or after March 5, 2012, the interest guaranteed death benefit is available on individual nonqualified Contracts, Roth IRAs or IRAs (issued outside of an employer-sponsored retirement plan) if death occurs prior to age 70; the standard death benefit is payable if death occurs on or after age 70. For Contracts issued in connection with an employer-sponsored retirement plan, only the standard death benefit is payable.
Florida
Surrender Charge
For individual Contracts issued in the State of New York, we will treat funds withdrawn from the
Contract, when such funds are subject to surrender charges, as attributable to Purchase Payments withdrawn on a first-in first-out basis. This applies to individual contracts issued on or after January 1,
2024. This change does not apply to group Contracts and certificates.
New York
Surrender Charge
For Contracts issued to individuals in the State of Oregon, no surrender charge will be applied to withdrawals if your account has been in effect for 10 years or longer. In addition, we will treat funds withdrawn from such Contract, when such funds are subject to surrender charges, as attributable to
Purchase Payments withdrawn on a first-in-first out basis. This procedure applies to Contracts issued on and after July 1, 2017. The amount of the surrender charge for such Contracts will be the lessor of: five percent (5%) of the amount withdrawn which is attributable to Purchase Payments received during the most recent 60 months; or five percent (5%) of the total amount withdrawn.
Oregon
Surrender Charge
For ten years from the date the Certificate was issued the charge will be 5% of either (1) the amount withdrawn, or (2) the amount of any Purchase Payments received during the most recent 60 months prior to the surrender or withdrawal, whichever is less. During the eleventh and twelfth Certificate Years, the charge will be the lesser of the charge as described above or 1% of the amount withdrawn.
Texas
Premium Tax	We deduct premium tax charges of 0.50% for Qualified Contracts and 2.35% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Nevada
Premium Tax
For the first $500,000 in the Contract, we deduct premium tax charges of 1.25% for Non-Qualified
Contracts based on total Purchase Payments when you begin the Payout Period. For any amount in excess of $500,000 in the Contract, we deduct front-end premium tax charges of 0.08% for Non-
Qualified Contracts based on total Purchase Payments when you begin the Payout Period.
South Dakota
Premium Tax	We deduct premium tax charges of 1.00% for Qualified Contracts and 1.00% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	West Virginia
Premium Tax	We deduct premium tax charges of 1.00% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Wyoming
You should read the Fund prospectus for more detailed information about the Fund. The Fund prospectus may be obtained by visiting our website at https://www.corebridgefinancial.com/rs/prospectus-and-reports/annuities or by calling us at 1-800-448-2542. Please keep this supplement with your Prospectus.